Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2020
Financial risk management objectives and policies
Financial risk management objectives and policies

28.  Financial risk management objectives and policies

The Group’s principal financial instruments comprise interest-bearing bank borrowings, restricted cash and cash and cash equivalents. The Group has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments and the Group’s policies for managing each of these risks and they are summarized below.

Interest rate risk

During the periods presented, as the Group had no significant interest-bearing assets except for restricted cash, and cash and cash equivalents, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. The bank balances and restricted cash are deposited with creditworthy banks with no recent history of default.

The interest rates are regulated by the People’s Bank of China (“PBOC”) and management closely monitors the fluctuation of such rates periodically. The interest rate risk for the Group’s financial liabilities relate primarily to the Group’s bank borrowings with a floating interest rate.

If interest rates had been 50 basis points higher/lower with all other variables held constant, pre-tax profit/loss for the 2020 Successor Period, 2019 Successor Period, 2019 Predecessor Period and 2018 Predecessor Period would have been RMB16,242,  RMB509, RMB1,972 and RMB2,045 lower/higher,  respectively,  arising mainly as a result of higher/lower interest expense on floating rate borrowings.

Foreign currency risk

The Group has currency exposures primarily from its receivables, payables and cash and cash equivalents denominated in US$ and interest-bearing bank borrowings denominated in RMB from its offshore debt financing. The Group currently does not use any derivative contracts to hedge its exposure to foreign currency risk but management closely monitors the impact of the international foreign currency market on the change of exchange rates. At 31 December 2020 and 2019, if the RMB had strengthened/weakened 1% against the US$ with all other variables held constant, pre-tax loss would have been RMB10,620 and RMB13,748 lower/higher, respectively.

Currency convertibility risk

The Group transacts a majority of its business in RMB, which is not freely convertible into foreign currencies. On 1 January 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Credit risk

Credit risk mainly arises from cash and cash equivalents, restricted cash and trade receivables. The Group maintains all its cash and cash equivalents and restricted cash in banks and financial institutions with good credit rating and no recent history of default. Therefore, there is no significant credit risk on such assets being exposed to losses.

The Group assesses a patient’s ability to pay based on the patient’s financial capacity and intention to pay considering all relevant facts and circumstances, including pre-clearance with the patient’s respective insurance company, and past experiences with that patient or patient class. For certain patient classes, the Group requires substantial deposits or full payment before the patient is discharged. Based on the above, the Group concludes that collectability is probable for each patient based on its procedures performed prior to accepting each patient and on its historical experience with each patient class while also accepting that there is some credit risk inherent with some patient classes. The Group applies the simplified approach to its trade receivables to provide for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected credit loss provision for trade receivables. The Group’s historical experience in collection of trade receivables falls within the recorded allowance and the management is of the opinion that adequate provision for uncollectible receivables has been made in the consolidated financial statements.

To measure the expected credit losses of trade receivables excluding impaired receivables, trade receivables have been grouped mainly based on shared credit risk characteristics and the days past due. The expected credit loss model also incorporates forward-looking information. The Group has performed historical analysis and identified the key economic variables impacting credit risk and expected credit losses. It considers available reasonable and supportive forwarding-looking information. Specifically, the following indicators are incorporated:

•	internal credit rating
•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations
•	actual or expected significant changes in the operating results of individual debtors
•	significant changes in the expected performance and behaviour of the debtors

Maximum exposure and year-end staging

The carrying amounts of the Group’s cash and cash equivalents, restricted cash, and trade receivables represent the Group’s maximum exposure to credit risk in relation to its financial assets.

The tables below show the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at 31 December.

As at 31 December 2020	12‑month	Life-time
	ECLs	ECLs	Total
	Stage 1	Simplified approach
Trade receivables*	—	278,547	278,547
Amounts due from related parties
-Normal**	10,129	—	10,129
Financial assets included in prepayments and other current assets
-Normal**	17,868	—	17,868
Restricted cash
-Not yet past due	350	—	350
Cash and cash equivalents
-Not yet past due	640,429	—	640,429

	668,776	278,547	947,323

As at 31 December 2019	12‑month	Life-time
	ECLs	ECLs	Total
	Stage 1	Simplified approach
Trade receivables*	—	280,250	280,250
Amounts due from related parties
-Normal**	66,923	—	66,923
Financial assets included in prepayments and other current assets
-Normal**	10,019	—	10,019
Restricted cash
-Not yet past due	377,065	—	377,065
Cash and cash equivalents
-Not yet past due	1,353,300	—	1,353,300

	1,807,307	280,250	2,087,557

*     For trade receivables to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in Note 15 to the financial statements, respectively.

**   The credit quality of amounts due from related parties and the financial assets included in prepayments and other assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Trade receivables do not require collateral as they are mainly due from reputable insurance companies. There is no concentration of credit risk with respect to trade receivables because no individual debtor contributed more than 10% of the Group’s trade receivables.

Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows; changes in the overall demand for services; competitive pressures due to existing competitors; new trends in new technologies and industry standards; changes in certain strategic relationships or supplier relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

There was no individual customer that contributed more than 10% of the Group’s revenue during the periods presented. There was no individual supplier that contributed more than 10% of the Group’s operating expenses during the periods presented.

Liquidity risk

Cash flow forecasting is performed in the operating entities of the Group in and aggregated by group finance. Group finance monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, and covenant compliance.

The maturity profile of the Group’s financial liabilities as at 31 December 2020 and 2019, based on the contractual undiscounted payments, is as follows:

		Within	In the second	In the third to	Over
2020	On demand	one year	year	fifth year	five years	Total

Interest-bearing loans and borrowings	—	144,864	236,753	1,250,110	1,097,904	2,729,631
Lease liabilities	—	186,764	185,729	508,260	1,708,341	2,589,094
Trade payables	89,056					89,056
Financial liabilities included in accrued expenses and other current liabilities liabilities	327,687					327,687
Amounts due to related parties	3,283					3,283

		Within	In the second	In the third to	Over
2019	On demand	one year	year	fifth year	five years	Total

Interest-bearing loans and borrowings	—	550,056	143,023	865,053	1,712,493	3,270,625
Lease liabilities	—	190,041	177,846	516,066	1,868,076	2,752,029
Trade payables	99,082	—	—	—	—	99,082
Financial liabilities included in accrued expenses and other current liabilities liabilities	542,618	—	—	—	—	542,618
Amounts due to related parties	4,045	—	—	—	—	4,045

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize equity interests holders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to equity interests holders or issue new shares. The Group’s capital management, amongst other things, aims to ensure that it meets financial covenants attached to the interest-bearing bank borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the bank to immediately call the borrowings. There have been no breaches of the financial covenants of any interest-bearing borrowings during the periods presented. No changes were made in the objectives, policies or processes for managing capital during the periods presented.

The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as total debt divided by total capital. Total debt represented total borrowings (including “long-term interest-bearing bank borrowings and current interest-bearing bank borrowings” as shown in the consolidated balance sheet). Total capital is calculated as “equity” as shown in the consolidated balance sheet plus total debt.

The gearing ratios at 31 December were as follows:

	2020	2019
		(Restated)
Total debt (Note 18)	2,060,676	2,461,258
Equity	7,461,883	7,872,988

Total capital	9,522,559	10,334,246

Gearing ratio	21.6%	23.8%